Geographic Information - Schedule of revenue by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 119,231	$ 102,545	$ 92,755
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	111,836	97,034	90,522
Americas (excluding United States)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,808	1,870	1,227
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,450	3,509	864
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 137	$ 132	$ 142